INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
3.	INVENTORIES

Inventories consist of the following:

	At December 31,
	2013	2014
	$	$

Raw materials	11,170,602	26,697,632
Work-in-process	12,528,549	990,073
Finished goods	20,958,503	25,195,519

Inventories	44,657,654	52,883,224

In 2012, 2013 and 2014, inventories were written down by $6,925,478, $1,663,051 and $ 1,353,770, respectively, to reflect the lower of cost or market adjustments.